Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Expenses, Other Segment Items, and Segment Operating Loss

The following table presents segment expenses, other segment items, and segment operating loss for the period:

	For the Years Ended
	December 31,
	2025	2024
Revenue	$1,566,631	$438,292
Less: Segment Expenses
Costs of revenue	1,465,824	719,993
Selling, general and administrative expenses	12,116,600	2,368,745
Other segment items(1)	2,785,951	2,300,861
Loss (gain) on sale/ exchange of equipment	(1,015,803)	(921,322)
Segment expenses	15,352,572	4,468,277
Segment loss from operations	$(13,785,941)	$(4,029,985)

(1)	Other segment items for the reportable segment include share-based compensation and other expenses.